SUMMARY OF ACCOUNTS RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties	$ 34,335	¥ 243,772	¥ 214,923
Allowance for credit loss – related parties	(14,035)	(99,647)	(81,247)
Accounts receivable, net	20,300	144,125	133,676
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		242,944	214,819
Allowance for credit loss – related parties		(99,523)	(81,242)
Accounts receivable, net	20,200	143,421	133,577
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable – related parties		828	104
Allowance for credit loss – related parties		(124)	(5)
Accounts receivable, net	$ 99	¥ 704	¥ 99